Associated companies (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Balance sheet value	$ 8,352	$ 15,370
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Novartis share of estimated net assets	2,466
Novartis share of re-appraised intangible assets	521
Implicit Novartis goodwill	2,887
Current value of share in net identifiable assets and goodwill	5,874
Accumulated equity accounting adjustments and translation effects less dividends received	2,321
Balance sheet value	$ 8,195	8,121
GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of associates [line items]
Balance sheet value		$ 7,020